Intangible Assets and Goodwill (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets and Goodwill
Balance at beginning of the period	R$ 5,427,676	R$ 5,538,368
Additions	105,292	90,587
Additions through business combinations (note 5)	5,809	23,981
Disposals	(1,521)	(13,937)
Amorization	(229,693)	(211,323)
Transfers	0
Balance at end of the period	5,307,563	5,427,676
Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period	80,721	96,045
Additions	18,872	12,881
Additions through business combinations (note 5)	0	3,225
Disposals	(450)	0
Amorization	(34,376)	(31,430)
Transfers	49,934
Balance at end of the period	114,701	80,721
Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period	823,183	922,105
Additions	0	0
Additions through business combinations (note 5)	1,844	3,833
Disposals	0	(140)
Amorization	(102,375)	(102,615)
Transfers	0
Balance at end of the period	722,652	823,183
Trademarks [member]
Intangible Assets and Goodwill
Balance at beginning of the period	518,615	546,358
Additions	0	0
Additions through business combinations (note 5)	1,823	0
Disposals	0	(434)
Amorization	(27,309)	(27,309)
Transfers	0
Balance at end of the period	493,129	518,615
Trade Agreement
Intangible Assets and Goodwill
Balance at beginning of the period	218,827	243,495
Additions	0	0
Additions through business combinations (note 5)	0	0
Disposals	0	0
Amorization	(24,762)	(24,668)
Transfers	0
Balance at end of the period	194,065	218,827
Platform content production [member]
Intangible Assets and Goodwill
Balance at beginning of the period	48,370	24,294
Additions	48,599	62,722
Additions through business combinations (note 5)	0	0
Disposals	0	(13,348)
Amorization	(40,868)	(25,298)
Transfers	0
Balance at end of the period	56,101	48,370
Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period	7,281	7,282
Additions	0	17
Additions through business combinations (note 5)	0	0
Disposals	(1,071)	(15)
Amorization	(3)	(3)
Transfers	0
Balance at end of the period	6,207	7,281
In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period	18,958	3,991
Additions	37,821	14,967
Additions through business combinations (note 5)	0	0
Disposals	0	0
Amorization	0	0
Transfers	(49,934)
Balance at end of the period	6,845	18,958
Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period	3,711,721	3,694,798
Additions	0	0
Additions through business combinations (note 5)	2,142	16,923
Disposals	0	0
Amorization	0	0
Transfers	0
Balance at end of the period	R$ 3,713,863	R$ 3,711,721